Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Stock Option Awards

We have certain practices relating to the timing of grants of stock options. Annual stock option awards to our employees, including our named executive officers, are made on a pre-determined schedule in mid-February and during an open trading window. Neither the Board nor the Compensation Committee take material nonpublic information into account when determining the timing and terms of stock options, except that if the Company is in possession of material non-public information on an anticipated grant date, the Compensation Committee or the Board, as applicable, will defer the grant date until a date on which the Company is not in possession of material non-public information. It is the Company’s practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Annual stock option awards to our employees, including our named executive officers, are made on a pre-determined schedule in mid-February and during an open trading window.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false